Accrued Expenses - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Accrued Expenses [Abstract]
Accrued voyage expenses	$ 1,508	$ 1,067
Accrued loan interest	9,645	9,838
Accrued legal and professional fees	2,629	2,300
Total accrued expenses	$ 13,782	$ 13,205